Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIEs
December 31, 2021	196,642,333	1,316,167	1,453,323	199,411,823
December 31, 2022	212,158,382	1,238,532	33,364,634	246,761,548